Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)
Quarterly Financial Information (unaudited)

	Three Months Ended
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
	(in thousands, except per share data) (unaudited)
Revenue	$1,306	$53,409	$1,709	$10,305
Operating expenses	10,177	11,719	10,403	9,642
Income (loss) from operations	(8,871)	41,690	(8,694)	663
Other (expense) income, net	(131)	(77)	(21)	44
(Provision) Benefit for income taxes	—	(567)	161	(23)
Net income (loss)	$(9,002)	$41,046	$(8,554)	$684
Net loss per share - basic	$(0.48)	$1.89	$(0.39)	$0.03
Net loss per share - diluted	$(0.48)	$1.80	$(0.39)	$0.03

	Three Months Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
	(in thousands, except per share data) (unaudited)
Revenue	$1,613	$1,235	$4,418	$1,310
Operating expenses	8,132	8,961	12,026	10,055
Loss from operations	(6,519)	(7,726)	(7,608)	(8,745)
Other expense, net	(431)	(264)	(224)	(182)
Net loss	$(6,950)	$(7,990)	$(7,832)	$(8,927)
Net loss per share—basic and diluted	$(0.76)	$(0.45)	$(0.43)	$(0.49)